BALANCE SHEETS - USD ($)	Mar. 31, 2017	Mar. 31, 2016
ASSETS
INVESTMENTS IN OPERATING LIMITEDPARTNERSHIPS	$ 517,469	$ 2,460,506
OTHER ASSETS
Cash and cash equivalents	1,241,219	969,029
Deferred acquisition costs, net of accumulated amortization	0	120,582
Other assets	106,411	106,411
Assets	1,865,099	3,656,528
LIABILITIES
Accounts payable and accrued expenses	343	843
Accounts payable affiliates	7,990,511	6,921,609
Capital contributions payable	101	101
Total Liabilities	7,990,955	6,922,553
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(5,849,339)	(2,996,658)
General Partner	(276,517)	(269,367)
Partners Capital	(6,125,856)	(3,266,025)
Liabilities and Stockholders' Equity	1,865,099	3,656,528
Series Forty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITEDPARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	373,138	251,317
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	373,138	251,317
LIABILITIES
Accounts payable and accrued expenses	0	385
Accounts payable affiliates	3,362,346	3,008,465
Capital contributions payable	0	0
Total Liabilities	3,362,346	3,008,850
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(2,905,027)	(2,673,931)
General Partner	(84,181)	(83,602)
Partners Capital	(2,989,208)	(2,757,533)
Liabilities and Stockholders' Equity	373,138	251,317
Series Forty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITEDPARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	347,379	244,197
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
Assets	347,379	244,197
LIABILITIES
Accounts payable and accrued expenses	0	115
Accounts payable affiliates	1,987,717	1,783,800
Capital contributions payable	0	0
Total Liabilities	1,987,717	1,783,915
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,585,475)	(1,485,107)
General Partner	(54,863)	(54,611)
Partners Capital	(1,640,338)	(1,539,718)
Liabilities and Stockholders' Equity	347,379	244,197
Series Forty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITEDPARTNERSHIPS	517,469	2,460,506
OTHER ASSETS
Cash and cash equivalents	520,702	473,515
Deferred acquisition costs, net of accumulated amortization	0	120,582
Other assets	106,411	106,411
Assets	1,144,582	3,161,014
LIABILITIES
Accounts payable and accrued expenses	343	343
Accounts payable affiliates	2,640,448	2,129,344
Capital contributions payable	101	101
Total Liabilities	2,640,892	2,129,788
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner	0	0
Limited partners	(1,358,837)	1,162,380
General Partner	(137,473)	(131,154)
Partners Capital	(1,496,310)	1,031,226
Liabilities and Stockholders' Equity	$ 1,144,582	$ 3,161,014